Operations Classified as Held for Sale	12 Months Ended
Dec. 31, 2022
Assets And Liabilities Classified As Held For Sale [Abstract]
Operations Classified as Held for Sale	Operations classified as held for sale
The breakdown of non-current assets and disposal groups held for sale and liabilities associated at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Telefónica Móviles El Salvador	—	253
Fiber optic assets in Colombia	—	57
Other assets	7	48
Non-current assets and disposal groups held for sale	7	358

Millions of euros	12/31/2022	12/31/2021
Telefónica Móviles El Salvador	—	134
Other liabilities	—	—
Liabilities associated with non-current assets and disposal groups held for sale	—	134
Fiber assets in Colombia
On July 16, 2021, Colombia Telecomunicaciones S.A. ESP BIC (Telefónica Colombia) entered into a sale with a Colombian company controlled by Kohlber Kravis Roberts - KKR (Onnet Fibra Colombia S.A.S) for the sale and purchase of certain fiber assets owned by Telefónica Colombia and for the provision of wholesale connectivity services by Onnet Fibra Colombia S.A.S to Telefónica Colombia, the development of activities of deployment of fiber network, and other associated services. On January 11, 2022, once the corresponding authorizations from the regulatory authorities were obtained and after the fulfillment of certain agreed conditions, the transaction was completed (see Note 10).
Telefónica Móviles El Salvador
On October 14, 2021, Telefónica Centroamérica Inversiones, S.L. (60% of which is held, directly and indirectly, by Telefónica and 40% by Corporación Multi Inversiones) reached an agreement with General International Telecom Limited for the sale of the entire share capital of Telefónica Móviles El Salvador, S.A. de C.V.
On January 13, 2022, after the satisfaction of the closing conditions and once the relevant regulatory approvals were obtained, Telefónica Centroamérica Inversiones, S.L transferred its stake (99.3%) in Telefónica Móviles El Salvador to General International Telecom El Salvador, S.A. de C.V. for an amount of 139 million U.S. dollars (approximately 121 million euros at the exchange rate at such date).
The breakdown of assets and liabilities of Telefónica Móviles El Salvador classified as Non-current assets and disposal groups held for sale and associated liabilities in the consolidated statement of financial position at December 31, 2021 was as follows:

2021
Millions of euros	T. Móviles El Salvador
Non-current assets	211
Intangible assets	39
Goodwill	38
Property, plant and equipment	79
Rights of use	44
Financial assets and other non-current assets	7
Deferred tax assets	4
Current assets	42
Inventories	7
Receivables and other current assets	25
Tax receivables	3
Other current financial assets	1
Cash and cash equivalents	6
Non-current liabilities	63
Non-current financial liabilities	8
Non-current lease liabilities	37
Payable and other non-current liabilities	1
Deferred tax liabilities	10
Non-current provisions	7
Current liabilities	71
Current financial liabilities	27
Current lease liabilities	12
Payables and other current liabilities	32